EMPLOYEE RELATED LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE RELATED LIABILITIES [Abstract]
Severance pay fund, Israeli employees	$ 11,307	$ 11,374
Long-term employee liabilties, Israeli employees	12,621	12,586
Employee termination benefits	3,450	4,641	3,437
Termination liability, Japanese employees	57,408
Payments for employee termination benefits, Japanese employees	18,231	453
Reduction to plan obiligation, USA employees	$ 3,900
Expected return on plan assets, USA employees		7.50%